Offerings - Offering: 1	Jul. 28, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Amount Registered | shares	3,026,664
Proposed Maximum Offering Price per Unit | $ / shares	122.32
Maximum Aggregate Offering Price	$ 370,221,540.48
Fee Rate	0.01531%
Amount of Registration Fee	$ 56,680.92
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 shall also cover any additional shares of Common Stock of the Registrant as may become available for issuance pursuant to The Hartford 2025 Long Term Incentive Stock Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that results in an increase in the number of the Registrant’s outstanding shares of Common Stock. (2)Estimated in accordance with Rule 457(c) and Rule 457(h) of the Securities Act based upon the average of the high and low prices of the Registrant’s Common Stock on July 21, 2025, as reported by NYSE, which was